REINSURANCE	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
REINSURANCE	REINSURANCE
The Company reinsures its business through a diversified group of reinsurers (“reinsurance ceded”) and assumes certain businesses by entering into retrocession agreements with third-party insurers (“reinsurance assumed”). Under reinsurance ceded transactions, the Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. The Company monitors trends in arbitration and any litigation outcomes with its reinsurers. Collectability of reinsurance balances is evaluated by monitoring ratings and the financial strength of its reinsurers.
In addition, certain of our subsidiaries have intercompany reinsurance agreements. All intercompany balances arising from such intercompany reinsurance agreements are eliminated in full on consolidation.
The effect of reinsurance on the applicable line items on our statements of operations are as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Premiums earned:
Gross amounts, including reinsurance assumed	$5,820	$9,869	$5,430
Reinsurance ceded	(1,333)	(1,602)	(1,293)
Net amount	$4,487	$8,267	$4,137
Other policy revenue:
Gross amounts, including reinsurance assumed	$1,106	$902	$413
Reinsurance ceded	(316)	(121)	—
Net amount	$790	$781	$413
Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	$(5,725)	$(11,432)	$(4,769)
Reinsurance ceded	1,236	3,270	830
Net amount	$(4,489)	$(8,162)	$(3,939)
Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	$(2,331)	$(2,253)	$(900)
Reinsurance ceded	259	379	213
Net amount	$(2,072)	$(1,874)	$(687)
Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	$(800)	$(184)	$156
Reinsurance ceded	75	77	10
Net amount	$(725)	$(107)	$166
Reinsurance Ceded
Effective July 1, 2024, several ANGI subsidiaries entered into a coinsurance reinsurance agreement with a strong rated counterparty, whereby these subsidiaries ceded a diversified block of life business representing approximately $3.3 billion of insurance liabilities, which was recorded within “Reinsurance recoverables and deposit assets” on the statements of financial position.
Reinsurance Assumed
Effective November 14, 2025, a subsidiary of ANGI entered into a modified coinsurance agreement with a third-party insurer to reinsure a PRT group annuity contract. Business assumed under this agreement during 2025 was not significant.
Effective October 1, 2025, a subsidiary of ANGI entered into a coinsurance agreement with a third-party insurer in Japan, whereby this subsidiary reinsures certain policies on a flow basis. Business assumed under this agreement during 2025 was not significant.
Effective December 16, 2024, a subsidiary of ANGI entered into a PRT transaction under a coinsurance reinsurance agreement with a third-party insurer in the United Kingdom, whereby this subsidiary recognized approximately $1.3 billion of investments and insurance liabilities, which was recorded within “Future policy benefits” on the statements of financial position.
Effective September 3, 2021, NER Ltd. entered into a modified coinsurance arrangement with a third-party insurer to reinsurance a block of multi-year guarantee fixed annuities. Our reinsurance assumed exposure from this arrangement as of December 31, 2025 is “Reinsurance funds withheld” of $1.4 billion and “Deposit liabilities” of $1.4 billion as presented in the statements of financial position (2024 – $1.5 billion and $1.5 billion, respectively).